Nature of the business, Financing arrangements (Details)			1 Months Ended	12 Months Ended
	Nov. 27, 2018	Mar. 09, 2018	Nov. 30, 2017	Dec. 31, 2018
Abengoa [Member]
Financing arrangements [Abstract]
Minimum ownership requirement percentage	16.47%		16.00%
Stake in parent to be sold to Algonquin			25.00%
Algonquin [Member]
Financing arrangements [Abstract]
Ownership interest		25.00%	25.00%	41.47%
Stake in parent to be sold to Algonquin	16.47%	25.00%